RECLAMATION PROVISION AND OTHER LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reclamation provisions
Asset retirement obligations, long-term, beginning of year	$ 89,720	$ 86,386
Asset retirement obligations - current, beginning of year	4,630
Current year additions and changes in estimate, net	44,898	1,495
Current year accretion	4,624	5,068
Liabilities settled	(853)	(254)
Foreign exchange revaluation	(3,678)	1,655
Reclassification from long-term to current, end of year	(1,029)	(4,630)
Asset retirement obligations - long-term, end of year	138,312	89,720
Goldex mine
Environmental remediation liability
Environmental remediation liability - long-term, beginning of year	12,033	19,057
Environmental remediation liability - current, beginning of year	12,186	26,069
Current year additions and changes in estimate, net	1,005	(36)
Liabilities settled	(9,045)	(21,450)
Foreign exchange revaluation	(1,219)	579
Reclassification from long-term to current	(2,423)	(12,186)
Environmental remediation liability - long-term, end of year	$ 12,537	$ 12,033